NET INCOME (LOSS) PER SHARE (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
NET INCOME (LOSS) PER SHARE [Abstract]
Net income (loss)	$ (1,175)	$ 383
Weighted average ordinary shares outstanding	10,994	10,382
Dilutive effect: Warrants and Options		1,377
Diluted weighted average ordinary shares	10,994	11,759
Basic net income (loss) per share	$ (0.11)	$ 0.04
Diluted net income (loss) per share	$ (0.11)	$ 0.03